Operating segments - Summary of Revenue by Type Products and Services (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of products and services [line items]
Revenue	£ 147.5	[1]	£ 138.2	£ 315.4	£ 260.0	[1]	£ 259.9	[1]
Catalogue revenue [Member]
Disclosure of products and services [line items]
Revenue	139.0			296.4	243.1		242.8
Custom products and services [Member]
Disclosure of products and services [line items]
Revenue	2.7			5.7	6.3		5.4
IVD [Member]
Disclosure of products and services [line items]
Revenue	2.6			6.3	4.7		6.9
Royalties and licenses [Member]
Disclosure of products and services [line items]
Revenue	3.2			7.0	5.9		4.8
Custom products and licensing [Member]
Disclosure of products and services [line items]
Revenue	£ 8.5			£ 19.0	£ 16.9		£ 17.1

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.